Defined Asset Funds [R]
Select Series 1999 D
Capital Appreciation
Quantitative Research
IRA Ideal!
Merrill Lynch [dotted 100 in a box] Technology Index
Defined Technology Portfolio[SM]
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Merrill Lynch [dotted 100 in a box] Technology Index
The Merrill Lynch 100 Technology Index (ML 100 Index) is a benchmark for technology stocks. It offers a cross section of 100 highly capitalized technology stocks, covering important areas such as computer software, semi-conductors, telecommunications equipment, electronic data processing and the Internet. The ML 100 Index also includes American Depositary Receipts (ADRs) for international exposure. The Index follows strict quantitative rules to minimize subjectivity in stock selection, and only includes stocks that have been screened for liquidity. You can follow the ML 100 Index on the American Stock Exchange using the symbol MLO.

The Technology Sector
It has been considered an investment only for those with the most robust of temperaments. This sector has shown Wall Street lofty highs and humble lows, but we believe it offers great potential for the future. Defined Asset Funds [R] gives you a convenient way to invest in the promise of technology with the... Defined Technology Portfolio[SM]

Why Technology Now?
Imagine your world without cable TV, a cellular phone or a home computer. How would your place of business operate without online services and networking capabilities? While many technology companies have seen ups and downs, overall, the industry's products have become essential to how we do business, and how we live. Despite wide variations over the last few years in the performance of certain stocks in the ML 100 Technology Index, the sector itself continues to redefine our economy and future in dramatic ways.

The Enhanced Index Strategy
The Defined Technology Portfolio offers you the potential for capital appreciation by holding a diversified portfolio of technology stocks for about one year. By applying a Rebalancing Model to the Merrill Lynch 100 Technology Index (ML 100 Index), the Portfolio seeks to outperform the Index by reweighting each stock to increase potential return.

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Each year, Defined Asset Funds intends to reapply the Rebalancing Model to the
ML 100 Index to create a new Portfolio. At that time, you can choose to roll your proceeds into a new Defined Technology Portfolio, if available, or you can redeem your investment. Although this is a one-year investment, we recommend you continue with this Strategy for at least three to five years for potentially more consistent results.

If your investment objective should change, Defined Asset Funds offers the flexibility to exchange your investment for certain other Equity Investor Portfolios at a reduced sales charge.

The Rebalancing Model
Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments, designed his quantitative model as a means for improving returns and controlling risks in speculative equity sectors. As Portfolio Consultant for the Defined Technology Portfolio, Dr. Tew works with Defined Asset Funds to apply the following stock selection process:

Define the Universe
We begin by defining the universe of stocks. In this case, we use the ML 100 Technology Index for its diversification within the technology sector, as well as its emphasis on highly capitalized stocks.

Reweight the Index
We then reweight the ML 100 Index, stock by stock, from most attractive to least attractive. Stocks considered most attractive, those with the best prices relative to potential performance, are weighted most heavily. Stocks with less attractive prices relative to returns are underweighted. This reweighting is designed to enhance potential return.

Construct an Enhanced Portfolio
Stocks in the ML 100 Index are then analyzed by the Portfolio Consultant for historical correlation relationships, to identify stocks whose prices move inversely to one another. These relationships create a portfolio of stocks that complement each other and reduce volatility.

Rebalance the Portfolio
Because the Model works best over a one-year period, Defined Asset Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The Model will be reapplied to the ML 100 Index to determine the weightings for a new Defined Technology Portfolio.

Past Performance of Prior Defined Technology Portfolio

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Past performance is no guarantee of future results.
Series From Inception Through 9/30/99
(including annual rollovers)
Inception             Series            Return
8/25/98                C(1)             63.73%

Most Recently Completed Portfolio
Period                     Series           Return
8/25/98-9/24/999           C(1)             66.73%
The chart above shows total return which represents price changes plus dividends, divided by the initial public offering price, and reflects maximum sales charges and expenses. Return for Series From Inception differs from Most Recently Completed Portfolio because the former figure reflects different performance periods and a reduced sales charge on annual rollovers.

(1) This Portfolio was originally Series 1 and rolled into Series C on August 30, 1999.

The Merrill Lynch 100 Technology Index(2)
Company                                                      Symbol
1.  3Com Corporation                                          COMS
2.  Apple Computer, Inc.                                      AAPL
3.  Adobe Systems, Inc.(3)                                    ADBE
4.  ADC Telecommunications, Inc.                              ADCT
5.  Analog Devices, Inc.                                      ADI
6.  Alcatel(3)(4)                                             ALA
7.  Altera Corporation                                        ALTR
8.  Applied Materials, Inc.                                   AMAT
9.  Amazon.com, Inc.                                          AMZN
10. America Online, Inc.                                      AOL
11. Ariba, Inc.                                               ARBA
12. ASM Lithography Holding N.V.                              ASML
13. At Home Corporation                                       ATHM
14. Automatic Data Processing, Inc.(3)                        AUD
15. BMC Software, Inc.                                        BMCS
16. Broadcom Corporation                                      BRCM
17. BroadVision, Inc.                                         BVSN
18. Computer Associates International, Inc.(3)                CA
19. CIENA Corporation                                         CIEN
20. CMGI, Inc.                                                CMGI
21. Commerce One, Inc.                                        CMRC
22. Comverse Technology, Inc.                                 CMVT
23. Conexant Systems, Inc.                                    CNXT

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24. Compaq Computer Corporation(3)                            CPQ
25. Compuware Corporation                                     CPWR
26. Computer Sciences Corporation                             CSC
27. Cisco Systems, Inc.                                       CSCO
28. Citrix Systems, Inc.                                      CTXS
29. DoubleClick, Inc.                                         DCLK
30. Dell Computer Corporation                                 DELL
31. eBay, Inc.                                                EBAY
32. Electronic Data Systems Corporation(3)                    EDS
33. E*TRADE Group, Inc.                                       EGRP
34. EMC Corporation                                           EMC
35. Ericsson (LM) Telephone Company(3)(4)                     ERICY
36. Electronic Arts, Inc.                                     ERTS
37. Exodus Communications, Inc.                               EXDS
38. First Data Corporation(3)                                 FDC
39. Foundry Networks, Inc.                                    FDRY
40. General Instrument Corporation(5)                         GIC
41. Gateway, Inc.                                             GTW
42. Hewlett-Packard Company(3)                                HWP
43. International Business Machines Corporation(3)            IBM
44. Internet Capital Group, Inc.                              ICGE
45. Internap Network Services Corporation                     INAP
46. Infosys Technologies Limited(3)(4)                        INFY
47. Inktomi Corporation                                       INKT
48. Intel Corporation(3)                                      INTC
49. Intuit, Inc.                                              INTU
50. i2 Technologies, Inc.                                     ITWO
51. JDS Uniphase Corporation                                  JDSU
52. Juniper Networks, Inc.                                    JNPR
53. KLA-Tencor Corporation                                    KLAC
54. Linear Technology Corporation(3)                          LLTC
55. LSI Logic Corporation                                     LSI
56. Lucent Technologies, Inc.(3)                              LU
57. Lexmark International Group, Inc.                         LXK
58. Molex, Inc.(3)                                            MOLX
59. Motorola, Inc.(3)                                         MOT
60. Microsoft Corporation                                     MSFT
61. Micron Technology, Inc.(3)                                MU
62. Maxim Integrated Products, Inc.                           MXIM
63. Nokia Corporation(3)(4)                                   NOK
64. Novell, Inc.                                              NOVL
65. National Semiconductor Corporation                        NSM
66. Nortel Networks Corporation(3)                            NT

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67. Network Appliance, Inc.                                   NTAP
68. Nextel Communications, Inc.                               NXTL
69. Oracle Corporation                                        ORCL
70. Paychex, Inc.(3)                                          PAYX
71. Priceline.com, Inc.                                       PCLN
72. Phone.com, Inc.                                           PHCM
73. Koninklijke (Royal)Philips Electronics N.V.(3)(4)         PHG
74. PMC-Sierra, Inc.                                          PMCS
75. Parametric Technology Corporation                         PMTC
76. Portal Software, Inc.                                     PRSF
77. QUALCOMM, Inc.                                            QCOM
78. RealNetworks, Inc.                                        RNWK
79. SAP AG(3)(4)                                              SAP
80. Sycamore Networks, Inc.                                   SCMR
81. Siebel Systems, Inc.                                      SEBL
82. Seagate Technology, Inc.                                  SEG
83. Solectron Corporation                                     SLR
84. SONY Corporation(3)(4)                                    SNE
85. STMicroelectronics N.V.(3)(4)                             STM
86. Sun Microsystems, Inc.                                    SUNW
87. Teradyne, Inc.                                            TER
88. TIBCO Software, Inc.                                      TIBX
89. Tellabs, Inc.                                             TLAB
90. Terra Networks, S.A.                                      TRRA
91. Taiwan Semiconductor Manufacturing Company Limited(4)     TSM
92. Texas Instruments, Inc.(3)                                TXN
93. Unisys Corporation                                        UIS
94. Vignette Corporation                                      VIGN
95. VeriSign, Inc.                                            VRSN
96. VERITAS Software Corporation                              VRTS
97. Vitesse Semiconductor Corporation                         VTSS
98. Xilinx, Inc.                                              XLNX
99. Xerox Corporation(3)                                      XRX
100. Yahoo! Inc.                                              YHOO

(2) Index as of 12/16/99.
(3) Only these stocks currently pay dividends.
(4) The issuer is a foreign corporation; any dividends will be subject to withholding taxes.
(5) General Instrument Corporation is the subject of a cash tender offer and is expected to be removed from the Merrill Lynch 100. The trustee will hold amounts deposited for the purchase of this security in cash pending the announcement of a substitute security in the Merrill Lynch 100. The cash will then be used to purchase the substitute security.

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Defined Asset Funds[R]
Buy With Knowledge - Hold With Confidence

FIXED-INCOME FUNDS
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EQUITY INVESTOR FUNDS
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Defined Asset Funds -- Our Philosophy

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At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important -- your investment goal. This is why we offer a full range of defined investments designed to meet a variety of objectives.

We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient "buy and hold" structure of a unit investment trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.

At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind -- yours.

Invest in Technology Today!
You can get started with the Defined Technology Portfolio for about $250. Call your Financial Consultant for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks
Please keep in mind the following factors when considering this investment. Your Merrill Lynch Financial Consultant will be happy to answer any questions you may have.

There can be no assurance that the Portfolio will meet its objective.
The Portfolio is designed for investors who can assume the additional risks associated with aggressive growth equity investments, and may not be appropriate for investors seeking capital preservation or current income. The Portfolio is composed of aggressive growth stocks that are subject to extreme price volatility; therefore, it may be considered speculative. The Portfolio consists exclusively of stocks from the technology sector and should not be considered a complete investment program. The Portfolio does not reflect research opinions or any buy or sell recommendations from the Sponsor.

Tax Reporting
When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, investors will

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defer recognition of gains and losses for federal tax purposes on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs
You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%.

                                         As a % of Public        Amount Per
                                         Offering Price          1,000 Units
Initial Sales Charge                     1.00%                   $10.00
Deferred Sales Charge                    1.75%                   $17.50
Maximum Sales Charge                     2.75%                   $27.50

Estimated Annual Expenses
(as a % of net assets)                   0.196%                  $1.94

Estimated Organization Costs                                     $1.93

If you sell your units before the termination date, the remaining balance of your deferred sales charge, will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts
For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

Amount                                            Total Sales Charge as a % of
Purchased                                         Public Offering Price

Less than $50,000                                 2.75%
$50,000 to $99,999                                2.50%
$100,00 to $249,999                               2.00%
$250,000 to $999,999                              1.75%
$1,000,000 to $4,999,999                          1.00%
$5,000,000 or more                                .60%

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not

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an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

70116BR-12/99

[Copyright] 1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC. Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.